Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 6,668	$ 6,979
Fair value	6,668	6,979
Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	423	362
Fair value	423	362
Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	634	2,613
Fair value	634	2,613
Holdback Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	1,523
Fair value	0	1,523
Current Portion Of Lease Obligations
Disclosure of detailed information about financial instruments [line items]
Carrying amount	380	367
Fair value	380	367
Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	65	336
Fair value	65	336
Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	591	1,132
Fair value	591	1,132
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	789	1,080
Fair value	789	1,080
Current portion of contingent consideration | Financial liabilities measured at FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount	293	1,925
Fair value	293	1,925
Contingent consideration | Financial liabilities measured at FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount	40	51
Fair value	40	51
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount	3,694	2,716
Fair value	3,694	2,716
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	3	1,394
Fair value	3	1,394
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	4,659	5,253
Fair value	4,659	5,253
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	57	156
Fair value	$ 57	$ 156